UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number:	811- 2410

Dreyfus Liquid Assets, Inc.

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2012-June 30, 2013

Item 1.  Proxy Voting Record

                                                Dreyfus Liquid Assets, Inc.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 22, 2013